May 4, 2007

DREYFUS INDEX FUNDS, INC.
Dreyfus International Stock Index Fund

Supplement to Prospectus
Dated March 1, 2007

Effective April 23, 2007, the following information supplements and should be read in conjunction with the section of the fund’s prospectus entitled “Management”.

Susan Ellison has been the fund’s primary portfolio manager since its inception. On April 23, 2007, Richard A. Brown and Karen Q. Wong joined Ms. Ellison as co-primary portfolio managers. Mr. Brown and Ms. Wong have been portfolio managers for Mellon Capital Management (“MCM”), an affiliate of Dreyfus, since 1995 and 2000, respectively. Mr. Brown and Ms. Wong have been dual employees of Dreyfus and MCM since April, 2005.

May 4, 2007

DREYFUS INDEX FUNDS, INC.
Dreyfus International Stock Index Fund

Supplement to Statement of Additional
Information
Dated March 1, 2007

     Effective on or about April 23, 2007, the following information supplements the information contained in the section in the Fund’s Statement of Additional Information entitled “Management Arrangements.”

     Effective on or about April 23, 2007, Richard A. Brown, Karen Q. Wong, Zach Springer, Rebecca Gao, Scott Kuioka, Evelyn Chen, Jianmei Jia, Cheryl Greenberg and Tracy Clark are portfolio managers for the Fund.

Additional Information about Portfolio Manager

The following table lists the number and types of other accounts advised by the primary portfolio manager and assets under management in those accounts as of December 31, 2006:

	Registered
	Investment
Portfolio	Company		Pooled	Assets	Other
		Assets				Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed
Richard
A.	39	$14.3 billion	30	$47.9	33	$29 billion
Brown
Karen Q.	39	$14.3 billion	30	$47.9	33	$29 billion
Wong

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the primary portfolio manager is as follows as of December 31, 2006:

Dollar Range of Fund
Portfolio		Shares Beneficially
Manager	Fund Name	Owned

Dreyfus International Stock
Richard A. Brown	Index	$1 - $10,000
Fund
Dreyfus International Stock
Karen Q. Wong	Index	$1 - $10,000
Fund